OTHER PROVISIONS (Details) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2014 GBP (£)
OTHER PROVISIONS (Details) [Line Items]
Other provisions	£ 3,323.0	£ 3,547.0
Payments in respect of settlements, reimbursement rights			£ 217.0
Restructuring provision	129.0	191.0
Payment Protection Insurance [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	2,450.0
Total Payment Protection Insurance To Date	21,875.0
Other provisions	1,578.0
Provision used, other provisions	£ 2,201.0
Description of Reactive Complaint Sensitivities	For every one per cent increase in PIR conversion rate on the stock as at the industry deadline, the Group would expect an additional charge of approximately £100 million.
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts	£ 367.0
Maximum exposure to credit risk	240.0
Other regulatory provisions [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	445.0
Other provisions	528.0	861.0
Provision used, other provisions	(778.0)
Arreas Handling
OTHER PROVISIONS (Details) [Line Items]
Total Arrears Handling To Date	981.0
Arreas Handling | Management Fees and Activities [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	188.0
Mis-selling of packaged bank accounts [Member]
OTHER PROVISIONS (Details) [Line Items]
Total Packaged Bank Accounts To Date	0.0	795.0
Customer claims in relation to insurance branch business in Germany
OTHER PROVISIONS (Details) [Line Items]
Other provisions	656.0
Indemnities and other matters relating to legacy business disposals [member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	118.0	£ 122.0
TSB Banking Group plc [Member] | Relating to the Transitional Service Agreement [Member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	117.0
Total TSB Various Ongoing Commitments To Date Today	665.0
HBOS [Member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	£ 35,000.0
Impacted Customers	71
Percent of accepted offers after compensation assessment	98.00%
Value of offers after compensation assessment	£ 100.0
Value of accepted offers after compensation assessment	94.0
ExGratiaPayments	9.0
Payments in respect of settlements, reimbursement rights	£ 6.0
Number of Fraud Victims	200
Payments for Legal Settlements	£ 45.5